CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  June 3, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:      First Trust Exchange-Traded Fund II (the "Registrant")
                   (Registration Nos. 333-143964, 811-21944)
            -----------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the Registrant, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on May 30, 2019 and May 31, 2019. The Registration Statement relates to the First Trust Indxx NextG ETF (formerly First Trust Nasdaq Smartphone Index
Fund), a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.



                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP

                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                               Morrison C. Warren

Enclosures